Submission	Aug. 20, 2026
Submission [Line Items]
Central Index Key	0002031546
Registrant Name	FT Vest Total Return Income Fund: Series A3
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES